UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number:  028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Heyman
Title:    Chief Compliance Officer
Phone:    (212) 984-8825


Signature, Place and Date of Signing:

   /s/ Gregory Heyman           New York, New York          November 14, 2007
------------------------     ------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total:   $634,876
                                          (thousands)


List of Other Included Managers:  NONE

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COL 7        COLUMN 8
                                                              VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MNGRS     SOLE   SHARE NONE
AMERICA MOVIL SAB DE CV       SPON ADR L SHARES  02364W105    51,155     799,300   SH           SOLE      NONE     799,300   0    0
BAIDU COM INC                 SPON ADR REP A     056752108    39,103     135,000   SH           SOLE      NONE     135,000   0    0
BEAZER HOMES USA INC          COM                07556Q105     4,950     600,000   SH           SOLE      NONE     600,000   0    0
CENTEX CORP                   COM                152312104     8,635     325,000   SH           SOLE      NONE     325,000   0    0
CHINA SUNERGY CO LTD          SPON ADR           16942X104     1,602     175,000   SH           SOLE      NONE     175,000   0    0
CISCO SYS INC                 COM                17275R102    33,130   1,000,000   SH           SOLE      NONE   1,000,000   0    0
CLEARWIRE CORP                CL A               185385309    12,220     500,000   SH           SOLE      NONE     500,000   0    0
D R HORTON INC                COM                23331A109     3,202     250,000   SH           SOLE      NONE     250,000   0    0
EASTMAN KODAK CO              COM                277461109     5,352     200,000   SH           SOLE      NONE     200,000   0    0
ELAN PLC                      ADR                284131208    13,676     650,000   SH           SOLE      NONE     650,000   0    0
EXTERRAN HLDGS INC            COM                30225X103    48,702     606,200   SH           SOLE      NONE     606,200   0    0
FOCUS MEDIA HLDG LTD          SPONSORED ADR      34415V109    43,515     750,000   SH           SOLE      NONE     750,000   0    0
GOLDMAN SACHS GROUP INC       COM                38141G104    21,674     100,000   SH           SOLE      NONE     100,000   0    0
GOOGLE INC                    CL A               38259P508    48,218      85,000   SH           SOLE      NONE      85,000   0    0
HEELYS INC                    COM                42279M107     1,121     140,600   SH           SOLE      NONE     140,600   0    0
HOVNANIAN ENTERPRISES INC     CL A               442487203     3,272     295,000   SH           SOLE      NONE     295,000   0    0
IMPERIAL SUGAR CO NEW         COM NEW            453096208     4,755     182,000   SH           SOLE      NONE     182,000   0    0
INDYMAC BANCORP INC           COM                456607100     5,312     225,000   SH           SOLE      NONE     225,000   0    0
JA SOLAR HOLDINGS CO LTD      SPON ADR           466090107    49,428   1,099,603   SH           SOLE      NONE   1,099,603   0    0
KB HOME                       COM                48666K109     2,756     110,000   SH           SOLE      NONE     110,000   0    0
LENNAR CORP                   CL A               526057104     3,058     135,000   SH           SOLE      NONE     135,000   0    0
MERITAGE HOMES CORP           COM                59001A102       253      17,900   SH           SOLE      NONE      17,900   0    0
NUTRI SYS INC NEW             COM                67069D108    12,426     265,000   SH           SOLE      NONE     265,000   0    0
NVR INC                       COM                62944T105       470       1,000   SH           SOLE      NONE       1,000   0    0
POPULAR INC                   COM                733174106     1,842     150,000   SH           SOLE      NONE     150,000   0    0
RADIAN GROUP INC              COM                750236101    16,878     725,000   SH           SOLE      NONE     725,000   0    0
REDWOOD TR INC                COM                758075402    17,787     535,400   SH           SOLE      NONE     535,400   0    0
RESEARCH IN MOTION LTD        COM                760975102    39,420     400,000   SH           SOLE      NONE     400,000   0    0
RYLAND GROUP INC              COM                783764103     2,678     125,000   SH           SOLE      NONE     125,000   0    0
SELECT COMFORT CORP           COM                81616X103     5,232     375,000   SH           SOLE      NONE     375,000   0    0
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR      81941Q203     9,295     250,000   SH           SOLE      NONE     250,000   0    0
SHUTTERFLY INC                COM                82568P304    17,710     555,000   SH           SOLE      NONE     555,000   0    0
STANDARD PAC CORP NEW         COM                85375C101     4,118     750,000   SH           SOLE      NONE     750,000   0    0
TRANSDIGM GROUP INC           COM                893641100    23,997     525,000   SH           SOLE      NONE     525,000   0    0
TRINA SOLAR LIMITED           SPON ADR           89628E104     7,669     134,600   SH           SOLE      NONE     134,600   0    0
UTSTARCOM INC                 COM                918076100    24,211   6,615,000   SH           SOLE      NONE   6,615,000   0    0
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS      929352102       564      20,000   SH           SOLE      NONE      20,000   0    0
YINGLI GREEN ENERGY HLDG CO   ADR                98584B103    45,490   2,564,000   SH           SOLE      NONE   2,564,000   0    0





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